As filed with the Securities and Exchange Commission on February 12, 2014

Securities Act File No. 333-_____
Investment Company Act File No. 811-22882

UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-2

Registration Statement under the Securities Act of 1933	[X]
Pre-Effective Amendment No. __	[ ]
Post-Effective Amendment No.__	[ ]
and/or
Registration Statement under the Investment Company Act of 1940	[X]
Amendment No. 2	[X]

BMO LLOYD GEORGE FRONTIER MARKETS EQUITY FUND
(Exact Name of Registrant as Specified in Charter)

111 East Kilbourn Avenue, Suite 200
Milwaukee, Wisconsin 53202
(Address of Principal Executive Offices)

Registrant’s telephone number, including Area Code: (800) 236-3863

John M. Blaser
111 East Kilbourn Avenue, Suite 200
Milwaukee, Wisconsin 53202

Copies to:

Michael P O’Hare, Esquire
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, Pennsylvania 19103

Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

If any securities being registered on this form will be offered on a delayed or continuous basis in reliance on Rule 415 under the Securities Act of 1933, other than securities offered in connection with a dividend reinvestment plan, check the following box. [X]
It is proposed that this filing will become effective (check appropriate box)
 [  ] when declared effective pursuant to section 8(c)

The following boxes should only be included and completed if the registrant is a registered closed-end management investment company or business development company which makes periodic repurchase offers under Rule 23c-3 under the Investment Company Act and is making this filing in accordance with Rule 486 under the Securities Act.

[X]	immediately upon filing pursuant to paragraph (b)
[ ]	on [Date] pursuant to paragraph (b)
[ ]	60 days after filing pursuant to paragraph (a)
[ ]	on [Date] pursuant to paragraph (a)

If appropriate, check the following box:

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

[ ]
This Form is filed to register additional securities for an offering pursuant to Rule 462 (b) under the Securities Act and the Securities Act registration number of the earlier effective registration statement for the same offering is ___________.

CALCULATION OF REGISTRATION FEE UNDER THE SECURITIES ACT OF 1933

Title of Securities Being Registered	Amount Being Registered	Proposed Maximum Offering Price Per Share	Proposed Maximum Aggregate Offering Price	Amount of Registration Fee
Shares of Beneficial Interest, no par value	4,000,000 Shares(1)	$10.00(2)	$40,000,000	$5,159.60(3)
Shares of Beneficial Interest, no par value	7,200,000 Shares(4)	$9.74(5)	$70,128,000	$9,032.49

(1) Previously registered
(2) Estimated solely for the purpose of calculating the registration fee
(3) Previously paid
(4) Currently being registered
(5) Calculated pursuant to Rule 457(d) based on the net asset value per share of $9.74 as of January 31, 2014

Part A

Part A, the definitive Prospectus dated December 18, 2013, was filed pursuant to Rule 497(c) [Accession No. 0001193125-13-483197] on December 23, 2013, and is incorporated herein by reference.

Part B

Part B, the definitive Statement of Additional Information dated December 18, 2013, was filed pursuant to Rule 497(c) [Accession No. 0001193125-13-483197] on December 23, 2013, and is incorporated herein by reference.

BMO Lloyd George Frontier Markets Equity Fund
PART C - OTHER INFORMATION

ITEM 25. Financial Statements and Exhibits

(1) Financial Statements

Part A	None

Part B	Financial statements included in the Statement of Additional Information.(2)

(2) Exhibits:

(a)(1)	Certificate of Trust of the Registrant, dated July 1, 2013.(1)
(a)(2)	Form of Agreement and Declaration of Trust of the Registrant.(1)
(b)	Form of By-Laws of the Registrant.(1)
(c)	Not applicable.
(d)	Agreement and Declaration of Trust – Articles III, IV, V, VIII and IX Bylaws – Articles II and VIII
(e)	Not applicable.
(f)	Not applicable.
(g)(1)	Form of Investment Advisory Agreement between the Registrant and BMO Asset Management Corp.(1)
(g)(2)	Form of Sub-Advisory Agreement between BMO Asset Management Corp. and Lloyd George Management (Europe) Limited, an affiliate of the BMO Asset Management Corp.(2)
(g)(3)	Form of Expense Limitation Agreement(1)
(h)(1)	Form of Distribution Agreement between the Registrant and M&I Distributors, LLC.(1)
(h)(2)	Form of Services Agreement.(3)
(i)	Not applicable.
(j)	Form of Master Custodian Agreement between the Registrant and State Street Bank and Trust Company.(2)
(k)(1)	Transfer Agency Agreement between the Registrant and UMB Fund Services, Inc.(2)
(k)(2)	Form of Administrative Services Agreement between the Registrant and BMO Asset Management Corp.(2)
(k)(3)	Form of Sub-Administration Agreement between BMO Asset Management Corp. and UMB Fund Services, Inc.(2)
(k)(4)	Form of Shareholder Services Agreement between the Registrant and BMO Asset Management Corp.(2)
(l)	Opinion and Consent of Counsel (Stradley, Ronon, Stevens & Young, LLP). (#)
(m)	Not applicable
(n)(1)	Report of Independent Registered Public Accounting Firm (KPMG LLP).(2)
(n)(2)	Consent of Independent Registered Public Accounting Firm.(2)
(o)	Not applicable.
(p)	Initial Seed Capital Letter.(2)
(q)	Not applicable
(r)(1)	Code of Ethics for the Registrant and BMO Asset Management Corp.(2)
(r)(2)	Code of Ethics for Lloyd George Management (Europe) Limited.(2)
(r)(3)	Code of Ethics for M&I Trust Company and M&I Distributors, LLC.(2)
(s)	Power of Attorney.(1)

(#)               Filed herewith.
(1)               Exhibit to Registration Statement filed September 5, 2013.
(2)               Exhibit to Registration Statement filed December 17, 2013.
(3)               To be filed by amendment.

ITEM 26. Marketing Arrangements

Not applicable.

ITEM 27. Other Expenses of Issuance and Distribution

Securities and Exchange Commission registration fee	$0
Financial Industry Regulatory Authority fees	$0
Trustees’ fees	$16,000
Transfer agent fees	$25,000
Printing and engraving expenses	$1,000
Accounting fees and expenses	$25,000
Legal fees and expenses	$5,000
Blue Sky filing fees and expenses	$30,000
Miscellaneous	$2,000

Total	$104,000

ITEM 28. Persons Controlled by or Under Common Control with Registrant.

None

ITEM 29. Number of Holders of Securities.

Title of Class	Number of Record Holders
Class Y	12

ITEM 30. Indemnification.

Indemnification.  Articles III and VII of the Agreement and Declaration of Trust.

Under the terms of the Delaware Statutory Trust Act (“DSTA”) and the Registrant's Agreement and Declaration of Trust (“Declaration of Trust”), no officer or trustee of the Registrant shall have any liability to the Registrant, its shareholders, or any other party for damages, except to the extent such limitation of liability is precluded by Delaware law, the Declaration of Trust or the By-Laws of the Registrant.

Subject to the standards and restrictions set forth in the Declaration of Trust, DSTA, Section 3817, permits a statutory trust to indemnify and hold harmless any trustee, beneficial owner or other person from and against any and all claims and demands whatsoever.  DSTA, Section 3803 protects trustees, officers, managers and other employees, when acting in such capacity, from liability to any person other than the Registrant or beneficial owner for any act, omission or obligation of the Registrant or any trustee thereof, except as otherwise provided in the Declaration of Trust.

(a) Indemnification of the Trustees and officers of the Registrant is provided for in Article VII of the Registrant's Agreement and Declaration of Trust.

ITEM 31. Business and Other Connections of Investment Adviser

BMO Asset Management Corp. (the “Adviser”) serves as the investment adviser for the Registrant. The Adviser is a registered investment adviser and wholly-owned subsidiary of BMO Financial Corp., a financial services company headquartered in Chicago, Illinois, and an indirect wholly-owned subsidiary of the Bank of Montreal (“BMO”), a Canadian bank holding company. The business and other connections of the Adviser, as well as the names and titles of the executive officers and directors of the Adviser, are further described in the Adviser’s Uniform Application for Investment Adviser Registration (“Form ADV”) as filed with the SEC.

Lloyd George Management (Europe) Limited (“LGM(E)”) serves as a sub-adviser with respect to the Registrant’s Lloyd George Emerging Markets Equity Fund. LGM(E) is a registered investment adviser. The business and other connections of LGM(E), as well as the names and titles of the executive officers and directors of LGM(E), are further described in LGM(E)’s Form ADV as filed with the SEC.

BMO is the ultimate parent company of the Adviser and LGM(E). Accordingly, the Adviser and LGM(E) are affiliates. To the best of Registrant’s knowledge, none of the Adviser’s directors or executive officers is or has been engaged in any other business, profession, vocation or employment of a substantial nature for the past two fiscal years, except as noted in the “Directors and Officers” section of the Registrant’s Statement of Additional Information, which is incorporated herein by reference.

ITEM 32. Location of Accounts and Records

The books and records required to be maintained by Section 31(a) of the Investment Company Act of 1940, as amended, and the rules under that section are maintained in the following locations:

Registrant’s Investment Adviser	BMO Management Corp. 111 East Kilbourn Avenue, Suite 200 Milwaukee, WI 53202
Registrant’s Sub-Adviser	Lloyd George Management (Europe) Limited 78 Brook Street London United Kingdom
Registrant’s Distributor	M&I Distributors, LLC 111 East Kilbourn Avenue, Suite 200 Milwaukee, WI 53202

Item 33. Management Services.

None.

Item 34. Undertakings.

1. Not Applicable.

2. Not Applicable.

3. Not Applicable.

4.a. The undersigned Registrant undertakes to file, during any period in which offers or sales are being made, a post-effective amendment to the registration statement:

(1) to include any prospectus required by Section 10(a)(3) of the 1933 Act [15 U.S.C. 77j(a)(3)];

(2) to reflect in the prospectus any facts or events after the effective date of the registration statement (or the most recent post-effective amendment thereof) which, individually or in the aggregate, represent a fundamental change in the information set forth in the registration statement; and

(3) to include any material information with respect to the plan of distribution not previously disclosed in the registration statement or any material change to such information in the registration statement;

b. The undersigned Registrant undertakes that, for the purpose of determining any liability under the 1933 Act, each such post-effective amendment shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of those securities at that time shall be deemed to be the initial bona fide offering thereof;

c. Not Applicable.

d.  The undersigned Registrant undertakes that, for the purpose of determining liability under the 1933 Act to any purchaser, if the Registrant is subject to Rule 430C [17 CFR 230.430C]:  each prospectus filed pursuant to Rule 497(b), (c), (d) or (e) under the 1933 Act [17 CFR 230.497(b), (c), (d) or (e)] as part of a registration statement relating to an offering, other than prospectuses filed in reliance on Rule 430A under the 1933 Act [17 CFR 230.430A], shall be deemed to be part of and included in the registration statement as of the date it is first used after effectiveness. Provided, however, that no statement made in a registration statement or prospectus that is part of the registration statement or made in a document incorporated or deemed incorporated by reference into the registration statement or prospectus that is part of the registration statement will, as to a purchaser with a time of contract of sale prior to such first use, supersede or modify any statement that was made in the registration statement or prospectus that was part of the registration statement or made in any such document immediately prior to such date of first use.

e. The undersigned Registrant undertakes that in a primary offering of securities of the undersigned Registrant pursuant to this registration statement, regardless of the underwriting method used to sell the securities to the purchaser, if the securities are offered or sold to such purchaser by means of any of the following communications, the undersigned Registrant will be a seller to the purchaser and will be considered to offer or sell such securities to the purchaser:

(1) any preliminary prospectus or prospectus of the undersigned Registrant relating to the offering required to be filed pursuant to Rule 497 under the 1933 Act [17 CFR 230.497];

(2) the portion of any advertisement pursuant to Rule 482 under the 1933 Act [17 CFR 230.482] relating to the offering containing material information about the undersigned Registrant or its securities provided by or on behalf of the undersigned Registrant; and

(3) any other communication that is an offer in the offering made by the undersigned Registrant to the purchaser.

5. Not Applicable.

6. An undertaking to send by first class mail or other means designed to ensure equally prompt delivery, within two business days of receipt of a written or oral request, any Statement of Additional Information.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 486(b) under the Securities Act of 1933, as amended, and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized in the City of Milwaukee and the State of Wisconsin on the 12th day of February, 2014.

BMO Lloyd George Frontier Markets Equity Fund (Registrant)

By: /s/ John M. Blaser
John M. Blaser
President

Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement has been signed below on February 12, 2014 by the following persons in the capacities indicated.

Signatures	Title

/s/ John M. Blaser	President (principal executive officer) and Trustee
John M. Blaser

/s/ Timothy M. Bonin	Treasurer (principal financial officer)
Timothy M. Bonin

*	Trustee
Larry D. Armel

*	Trustee
Christopher Begy

*	Trustee
Ridge A. Braunschweig

*	Trustee
Benjamin M. Cutler

*	Trustee
John A. Lubs

*	Trustee
James Mitchell

*	Trustee
Barbara J. Pope

*By:    /s/ John M. Blaser
John M. Blaser
Attorney in fact pursuant to Power of Attorney previously filed

Exhibit Index

Exhibit No.	Exhibit Name

(l)	Opinion and Consent of Counsel